Marketing, Licensing and Distribution Agreements - Vivus (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021	Jul. 07, 2020
IEH Biopharma LLC | Vivus, Inc
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership interest taken									100.00%
License Agreement | Royalty on the first $500 million of net sales
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Threshold net sales				$ 500,000,000		$ 500,000,000
License Agreement | Milestone payment to be paid once $250 million in sales has been reached
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Threshold net sales				250,000,000		250,000,000
Milestone payment		$ 6,000,000		6,000,000		6,000,000
License Agreement | Milestone payment to be paid after $250 million in sales has been reached
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Threshold net sales				250,000,000		250,000,000
Milestone payment		$ 3,200,000		$ 3,200,000		3,200,000
License Agreement | Vivus, Inc
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
One-time fee to purchase and receive the license for the commercialization and exploitation of Stendra	$ 70,000,000
Additional fee to purchase and receive the license for the commercialization and exploitation of Stendra	$ 800,000
Minimum purchase obligation						$ 4,100,000
Threshold period of written purchase orders to purchase Stendra				125 days		125 days
Minimum percentage of forecasted quantities for which entity is required to submit purchase orders		90.00%		90.00%		90.00%
Maximum forecasted quantity of strenda that can be supplied (as a percent)		120.00%		120.00%		120.00%
Accrued inventory purchases						$ 14,200,000	$ 9,300,000	$ 14,200,000
Reserve						800,000	1,200,000
Royalty incurred				$ 20,700,000
License Agreement | Vivus, Inc | Other Current Assets [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accrued inventory purchases, current						1,300,000	1,400,000	1,300,000
License Agreement | Vivus, Inc | Other Noncurrent Assets [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accrued inventory purchases, non-current						$ 11,100,000	6,700,000	$ 11,100,000
License Agreement | Vivus, Inc | Royalty during the first, second, and third years following the expiration of the Royalty Period
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalty percentage				2.00%		2.00%
License Agreement | Vivus, Inc | Royalty following the fourth and fifth years following the end of the Royalty Period
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalty percentage				1.00%		1.00%
License Agreement | MTPC
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalty incurred		$ 68,865	$ 129,508	$ 302,346	$ 206,435	$ 317,875	550,533
Royalty payables		$ 68,865		$ 68,865		$ 8,728
Royalty receivable							$ 309,147
License Agreement | MTPC | Royalty on the first $500 million of net sales
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalty percentage				5.00%		5.00%
License Agreement | MTPC | Royalty on net sales after $500 million
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalty percentage				6.00%		6.00%